Cybersecurity Risk Management, Strategy, and Governance	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Item 16K. Cybersecurity

Risk Management and Strategy

We have established a cybersecurity risk management program designed to identify, assess, and manage material risks from cybersecurity threats to our information systems, data, and operations. Our program is integrated into our broader enterprise risk management framework.

Our cybersecurity risk management processes include:

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Risk Assessment: We identify and evaluate cybersecurity risks to our systems, networks, and data, including risks arising from our use of third-party service providers, as part of our ongoing operations.
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Technical Safeguards: We employ technical controls, including network monitoring, access management, encryption, and vulnerability management, to protect our information assets.
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Incident Response: We have established procedures for responding to cybersecurity incidents, including processes for detection, containment, and remediation, as well as for notifying relevant stakeholders as appropriate.
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Employee Training: We conduct regular cybersecurity awareness training for our employees to promote a security-conscious culture and reduce the risk of social engineering and phishing attacks.

With respect to our OwlPay payment services business, we have obtained certification under the ISO/IEC 27001 certification for information security management systems. The scope of this certification covers the information security management systems supporting our OwlPay services. For other areas of our business not covered by this certification, we manage cybersecurity risks through our internal policies and controls described above.

We engage external consultants and advisors from time to time to assist in assessing and improving our cybersecurity program.

As of the date of this Annual Report, we have not experienced any cybersecurity incidents that have materially affected, or are reasonably likely to materially affect, our business, results of operations, or financial condition. However, we cannot guarantee that we will not experience such incidents in the future. See "Item 3. Key Information — D. Risk Factors — Risks Related to Technology, Data Privacy, and Intellectual Property — Cybersecurity incidents or system failures could harm our business, customers, and reputation" for a discussion of cybersecurity-related risks.

Governance

Board Oversight. Our Board of Directors considers cybersecurity risk as part of its overall risk oversight responsibilities. The Board of Directors may receive updates from management regarding cybersecurity matters, including significant risks, incidents, and developments, as appropriate, and may be informed of such matters through the Audit Committee.

Management's Role. At the management level, responsibility for our day-to-day cybersecurity risk management is overseen by our senior management team, including our Chief Executive Officer and Chief Technology Officer, who oversee cybersecurity risk management at the executive level and receive updates on cybersecurity matters from our information technology personnel, as appropriate.

Our information technology team is responsible for implementing and maintaining our cybersecurity policies, procedures, and technical controls, monitoring for threats and vulnerabilities, and coordinating our response to cybersecurity incidents.

Management provides updates to the Audit Committee regarding our cybersecurity posture, emerging threats, and any significant developments in our cybersecurity program, as appropriate.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

We have established a cybersecurity risk management program designed to identify, assess, and manage material risks from cybersecurity threats to our information systems, data, and operations. Our program is integrated into our broader enterprise risk management framework.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Board Oversight. Our Board of Directors considers cybersecurity risk as part of its overall risk oversight responsibilities. The Board of Directors may receive updates from management regarding cybersecurity matters, including significant risks, incidents, and developments, as appropriate, and may be informed of such matters through the Audit Committee.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	cybersecurity risk management is overseen by our senior management team, including our Chief Executive Officer and Chief Technology Officer, who oversee cybersecurity risk management at the executive level
Cybersecurity Risk Role of Management [Text Block]

Management's Role. At the management level, responsibility for our day-to-day cybersecurity risk management is overseen by our senior management team, including our Chief Executive Officer and Chief Technology Officer, who oversee cybersecurity risk management at the executive level and receive updates on cybersecurity matters from our information technology personnel, as appropriate.

Our information technology team is responsible for implementing and maintaining our cybersecurity policies, procedures, and technical controls, monitoring for threats and vulnerabilities, and coordinating our response to cybersecurity incidents.

Management provides updates to the Audit Committee regarding our cybersecurity posture, emerging threats, and any significant developments in our cybersecurity program, as appropriate.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	cybersecurity risk management is overseen by our senior management team, including our Chief Executive Officer and Chief Technology Officer, who oversee cybersecurity risk management at the executive level and receive updates on cybersecurity matters from our information technology personnel, as appropriate.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]

Our information technology team is responsible for implementing and maintaining our cybersecurity policies, procedures, and technical controls, monitoring for threats and vulnerabilities, and coordinating our response to cybersecurity incidents.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Management provides updates to the Audit Committee regarding our cybersecurity posture, emerging threats, and any significant developments in our cybersecurity program, as appropriate.